Current Liabilities - Additional Information (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Line Items]
Loans and payable maturity description	Loans from and payables to group companies have a maturity of less than one year.
Derivatives fair value	€ 164	€ 97